Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
June 30, 2022
FBF-Y15-NPRT1-0822
1.9892465.103
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.8% to 1.7% 7/21/22 to 9/29/22 (b) (Cost $219,559)	220,000	219,479

Domestic Equity Funds - 19.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	882,045	9,287,939
Fidelity Series Commodity Strategy Fund (c)	672,989	3,250,537
Fidelity Series Large Cap Growth Index Fund (c)	430,399	5,952,416
Fidelity Series Large Cap Stock Fund (c)	400,279	6,552,571
Fidelity Series Large Cap Value Index Fund (c)	931,045	12,550,485
Fidelity Series Small Cap Opportunities Fund (c)	270,803	3,060,075
Fidelity Series Value Discovery Fund (c)	320,464	4,672,364
TOTAL DOMESTIC EQUITY FUNDS (Cost $44,285,628)		45,326,387

International Equity Funds - 21.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	252,143	3,363,585
Fidelity Series Emerging Markets Fund (c)	237,591	1,957,746
Fidelity Series Emerging Markets Opportunities Fund (c)	1,085,721	17,762,396
Fidelity Series International Growth Fund (c)	506,011	7,079,090
Fidelity Series International Index Fund (c)	297,467	2,947,899
Fidelity Series International Small Cap Fund (c)	142,352	2,135,283
Fidelity Series International Value Fund (c)	727,908	6,980,640
Fidelity Series Overseas Fund (c)	676,500	7,069,425
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $52,890,872)		49,296,064

Bond Funds - 54.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,710,098	16,947,070
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,588,777	13,663,482
Fidelity Series Corporate Bond Fund (c)	1,527,732	14,146,802
Fidelity Series Emerging Markets Debt Fund (c)	156,006	1,135,721
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	47,161	391,437
Fidelity Series Floating Rate High Income Fund (c)	26,460	229,145
Fidelity Series Government Bond Index Fund (c)	2,179,600	20,880,563
Fidelity Series High Income Fund (c)	151,399	1,221,787
Fidelity Series International Developed Markets Bond Index Fund (c)	1,049,656	9,268,466
Fidelity Series Investment Grade Bond Fund (c)	2,090,279	21,488,067
Fidelity Series Investment Grade Securitized Fund (c)	1,627,730	15,121,613
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,482,446	9,873,091
Fidelity Series Real Estate Income Fund (c)	73,075	756,321
TOTAL BOND FUNDS (Cost $138,256,727)		125,123,565

Short-Term Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d)	298,890	298,949
Fidelity Series Government Money Market Fund 1.18% (c)(e)	1,817,466	1,817,466
Fidelity Series Short-Term Credit Fund (c)	188,896	1,817,180
Fidelity Series Treasury Bill Index Fund (c)	546,348	5,452,552
TOTAL SHORT-TERM FUNDS (Cost $9,452,796)		9,386,147

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $245,105,582)	229,351,642
NET OTHER ASSETS (LIABILITIES) - 0.0%	51,365
NET ASSETS - 100.0%	229,403,007

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	Sep 2022	928,300	2,746	2,746
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	15	Sep 2022	752,025	(201)	(201)

TOTAL EQUITY INDEX CONTRACTS					2,545

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	39	Sep 2022	4,622,719	(7,220)	(7,220)

TOTAL PURCHASED					(4,675)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Sep 2022	757,900	(7,114)	(7,114)

TOTAL FUTURES CONTRACTS					(11,789)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,479.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	94,760	572,104	367,915	397	-	-	298,949	0.0%
Total	94,760	572,104	367,915	397	-	-	298,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14,289,777	3,795,020	930,678	-	(8,934)	(198,115)	16,947,070
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,337,542	3,334,985	572,963	-	(23,750)	(1,412,332)	13,663,482
Fidelity Series Blue Chip Growth Fund	10,434,924	2,207,672	414,721	-	(25,176)	(2,914,760)	9,287,939
Fidelity Series Canada Fund	3,948,525	145,312	183,223	-	554	(547,583)	3,363,585
Fidelity Series Commodity Strategy Fund	3,757,905	228,120	571,111	-	62,833	(227,210)	3,250,537
Fidelity Series Corporate Bond Fund	16,343,617	666,508	1,520,630	119,586	(148,358)	(1,194,335)	14,146,802
Fidelity Series Emerging Markets Debt Fund	1,273,349	65,755	53,314	15,783	(4,295)	(145,774)	1,135,721
Fidelity Series Emerging Markets Debt Local Currency Fund	425,781	16,337	17,429	-	(2,924)	(30,328)	391,437
Fidelity Series Emerging Markets Fund	2,128,098	158,615	90,101	-	(6,748)	(232,118)	1,957,746
Fidelity Series Emerging Markets Opportunities Fund	19,177,820	1,664,507	962,527	-	(60,712)	(2,056,692)	17,762,396
Fidelity Series Floating Rate High Income Fund	256,546	11,785	25,088	2,761	(455)	(13,643)	229,145
Fidelity Series Government Bond Index Fund	22,864,587	957,353	2,030,292	82,818	(70,133)	(840,952)	20,880,563
Fidelity Series Government Money Market Fund 1.18%	2,879,510	117,332	1,179,376	3,668	-	-	1,817,466
Fidelity Series High Income Fund	1,523,847	75,084	215,831	19,066	(13,427)	(147,886)	1,221,787
Fidelity Series Inflation-Protected Bond Index Fund	3,396,929	83,132	3,411,156	24,910	74,429	(143,334)	-
Fidelity Series International Developed Markets Bond Index Fund	8,046,924	2,139,165	446,320	4,888	(14,576)	(456,727)	9,268,466
Fidelity Series International Growth Fund	7,915,824	750,714	327,470	-	(13,309)	(1,246,669)	7,079,090
Fidelity Series International Index Fund	3,353,334	198,003	157,017	-	(5,721)	(440,700)	2,947,899
Fidelity Series International Small Cap Fund	2,497,565	146,364	100,988	-	(10,803)	(396,855)	2,135,283
Fidelity Series International Value Fund	7,995,544	589,300	593,909	-	(38,827)	(971,468)	6,980,640
Fidelity Series Investment Grade Bond Fund	24,048,695	988,281	2,176,393	148,818	(103,657)	(1,268,859)	21,488,067
Fidelity Series Investment Grade Securitized Fund	16,847,038	655,510	1,645,927	65,161	(104,814)	(630,194)	15,121,613
Fidelity Series Large Cap Growth Index Fund	6,573,941	1,124,676	263,860	38,927	(6,089)	(1,476,252)	5,952,416
Fidelity Series Large Cap Stock Fund	7,336,228	586,079	361,877	-	(10,622)	(997,237)	6,552,571
Fidelity Series Large Cap Value Index Fund	14,043,100	816,663	599,901	-	5,120	(1,714,497)	12,550,485
Fidelity Series Long-Term Treasury Bond Index Fund	10,488,406	1,237,064	508,619	61,731	(37,930)	(1,305,830)	9,873,091
Fidelity Series Overseas Fund	7,959,772	831,615	327,470	-	(21,477)	(1,373,015)	7,069,425
Fidelity Series Real Estate Income Fund	922,369	25,110	112,960	12,185	(2,912)	(75,286)	756,321
Fidelity Series Short-Term Credit Fund	2,885,193	94,598	1,130,543	8,951	(30,742)	(1,326)	1,817,180
Fidelity Series Small Cap Opportunities Fund	3,530,075	273,806	139,342	-	(3,420)	(601,044)	3,060,075
Fidelity Series Treasury Bill Index Fund	8,639,404	272,082	3,453,337	15,850	(149)	(5,448)	5,452,552
Fidelity Series Value Discovery Fund	5,192,137	293,371	365,467	-	(7,585)	(440,092)	4,672,364
	253,314,306	24,549,918	24,889,840	625,103	(634,609)	(23,506,561)	228,833,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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